LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 1, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, Horizon Kinetics Blockchain Development ETF, Horizon Kinetics Energy and Remediation ETF, Horizon Kinetics Inflation Beneficiaries ETF, Horizon Kinetics Japan Owner Operator ETF, Horizon Kinetics Medical ETF, and Horizon Kinetics SPAC Active ETF hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 526 to the Trust’s Registration Statement on Form N-1A effective on April 30, 2026, and filed electronically on April 27, 2026.

If you have any questions or require further information, please contact the undersigned at 608-716-8890 or chad.fickett@usbank.com.

Sincerely,

/s/ Chad Fickett

Chad Fickett
Secretary

Enclosures